Dividends - Schedule of dividends to shareholders (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.5700	£ 0.5160	£ 0.4937
Cash dividend	£ 1,718	£ 1,607	£ 922
Scrip dividend	£ 376	£ 277	£ 844
Interim dividend in respect of the current year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.1940	£ 0.1784	£ 0.1721
Cash dividend	£ 393	£ 488	£ 339
Scrip dividend	£ 320	£ 163	£ 282
Final dividend in respect of the prior year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.3760	£ 0.3376	£ 0.3216
Cash dividend	£ 1,325	£ 1,119	£ 583
Scrip dividend	£ 56	£ 114	£ 562